Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about the evaluation of derivative financial instruments, mostly forward transactions and currency options

		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	Ruach Beresheet	EUR 22	NIS 82	February - March 2023	0.4

Purchase of call options and sale of put options (1)	Storage	USD 45.5	NIS 156.1	January 2023	1.1

(1)	Hedging transaction to hedge against the EUR/NIS exchange rate and the USD/NIS exchange rate, based on the schedule of payments to the EPC contractor.

Disclosure of sensitivity analysis of changes in foreign currency exchange rates
	As of December 31, 2022
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(844)	16,874	844	-

EURO vs HRK
Restricted cash	-	84	1,673	(84)	-
Loans to foreign operations	-	174	3,489	(174)	-
Loans from banks	-	(1,399)	(27,974)	1,399	-
Total effect on pre-tax profit	-	(1,985)	(5,938)	1,985	-

Equity of foreign operations
ILS vs EURO	(34,695)	-	693,904	-	34,695
ILS vs HUF	(551)	-	11,015	-	551
ILS vs HRK	(613)	-	12,258	-	613
Total effect OCI	(35,859)	-	717,177	-	35,859

	As of December 31, 2021
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(1,026)	20,513	1,026	-

EURO vs HRK
Restricted cash	-	89	1,175	(89)	-
Loans to foreign operations	-	180	3,605	(180)	-
Loans from banks	-	(1,626)	(32,529)	1,626	-
Total effect on pre-tax profit	-	(2,383)	(7,236)	2,383	-

Equity of foreign operations
ILS vs EURO	(28,710)	-	574,198	-	28,710
ILS vs HUF	(267)	-	5,340	-	267
ILS vs HRK	(486)	-	9,714	-	486
Total effect on OCI	(29,463)	-	589,252	-	29,463

Disclosure of sensitivity analysis of change in index
	As of December 31, 2022
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Financial assets measured at fair value through profit or loss	389	12,974	(389)
Contract assets	3,203	106,773	(3,203)
Loans to investee entities	199	6,622	(199)
Loans to non-controlling interests	170	5,680	(170)
Other payables	(34)	(1,143)	34
Loans from banks and other financial institutions	(15,570)	(790,403)	15,491
Other financial liabilities	(78)	(2,584)	78

	(11,721)	(662,081)	11,642

	As of December 31, 2021
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Financial assets measured at fair value through profit or loss	435	14,506	(435)
Contract assets	8,611	287,042	(8,611)
Loans to investee entities	735	24,495	(735)
Loans to non-controlling interests	197	6,561	(197)
Other payables	(26)	(858)	26
Loans from banks and other financial institutions	(11,999)	(761,897)	9,749
Other financial liabilities	(89)	(2,956)	89

	(2,136)	(433,107)	(114)

Disclosure of analysis of financial instruments by linkage bases and currency types
	As of December 31, 2022
	Linked to the EUR	Linked to the USD	Linked to the HRK*	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Current assets:
Cash and cash equivalents	56,327	1,582	49,535	2,752	-	83,673	193,869
Deposits in banks	4,054	-	-	-	-	-	4,054
Restricted cash	16,551	-	3,732	558	-	71,262	92,103
Financial assets measured at fair value through profit or loss	-	366	-	-	12,974	20,555	33,895
Trade receivables	29,074	785	601	325	-	9,037	39,822
Other receivables	880	-	-	-	427	4,872	6,179
Current maturities of loans to investee entities	-	-	-	-	-	13,893	13,893
Other financial assets	-	-	-	-	-	1,493	1,493

	106,886	2,733	53,868	3,635	13,401	204,785	385,308

Non-current assets:
Restricted cash	20,140	-	1,281	3,782	-	13,525	38,728
Long term receivables	4,765	-	-	-	-	2	4,767
Financial assets measured at fair value through profit or loss	42,918	-	-	-	-	-	42,918
Loans to equity-accounted entities	3,429	-	-	-	6,622	4,133	14,184
Other financial assets	78,811	-	-	10,332	5,253	-	94,396

	150,063	-	1,281	14,114	11,875	17,660	194,993
Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(54,071)	(75,576)	(1,585)	(1,535)	(32,860)	-	(165,627)
Trade payables	(13,532)	(15,495)	-	(68)	-	(5,543)	(34,638)
Other payables	(20,920)	(15,567)	(1,242)	(240)	(1,143)	(28,925)	(68,037)
Current maturities in respect of Debentures	-	-	-	-	-	(15,832)	(15,832)
Current maturities of lease liability	(1,528)	-	-	(80)	(4,202)	(40)	(5,850)
Financial liabilities measured at fair value through profit or loss	-	(35,283)	-	-	-	-	(35,283)
other financial liabilities	(50,255)	-	-	-	-	-	(50,255)

	(140,306)	(141,921)	(2,827)	(1,923)	(38,205)	(50,340)	(375,522)

Non-current liabilities:
Debentures	-	-	-	-	-	(238,520)	(238,520)
Convertible Debentures	-	-	-	-	-	(131,385)	(131,385)
Loans from banks and other financial institutions	(572,166)	(42,797)	(14,358)	(32,193)	(757,543)	-	(1,419,057)
Loans from non-controlling interests	(76,787)	-	-	-	-	(14,121)	(90,908)
Lease liability	(33,769)	-	-	(1,134)	(58,535)	(335)	(93,773)
Employee benefits	-	(12,238)	-	-	-	-	(12,238)
Financial liabilities through profit or loss	-	(45,484)	-	-	(2,584)	-	(48,068)

	(682,722)	(100,519)	(14,358)	(33,327)	(818,662)	(384,361)	(2,033,949)

Total assets (liabilities), net	(566,079)	(239,707)	37,964	(17,501)	(831,591)	(212,256)	(1,829,170)

*On December 31, 2022 the EURO currency replaces the HRK

	As of December 31, 2021
	Linked to the EUR	Linked to the USD	Linked to the HRK	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Current assets:
Cash and cash equivalents	54,293	1,837	25,394	1,946	-	182,463	265,933
Restricted cash	17,058	-	-	-	-	18,121	35,179
Financial assets measured at fair value through profit or loss	-	515	-	-	14,506	24,343	39,364
Trade receivables	11,521	1,752	635	133	-	3,859	17,900
Other receivables	2,607	-	40	-	456	1,855	4,958
Other short term financial assets	-	-	-	-	-	9,999	9,999

	85,479	4,104	26,069	2,079	14,962	240,640	373,333

Non-current assets:
Restricted cash	11,989	-	-	1,917	-	7,462	21,368
Long term receivables	5,247	-	-	-	-	-	5,247
Financial assets measured at fair value through profit or loss	28,682	-	-	-	-	-	28,682
Current maturities of loans to investee entities	874	-	-	-	24,200	1,190	26,264
Other financial assets	3,852	-	-	3,605	6,105	-	13,562

	50,644	-	-	5,522	30,305	8,652	95,123

Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(28,032)	-	(1,639)	(1,596)	(30,555)	-	(61,822)
Trade payables	(21,576)	(1,453)	(275)	(5)	-	(4,108)	(27,417)
Other payables	(27,552)	(3,887)	(134)	(200)	(858)	(9,764)	(42,395)
Other financial liabilities	(18,679)	-	-	-	-	(8,923)	(27,602)
Current maturities in respect of Debentures	-	-	-	-	-	(17,914)	(17,914)
Current maturities of lease liability	(1,039)	-	-	(82)	(4,521)	(44)	(5,686)
Financial liabilities measured at fair value through profit or loss	-	(14,567)	-	-	-	-	(14,567)

	(96,878)	(19,907)	(2,048)	(1,883)	(35,934)	(40,753)	(197,403)

Non-current liabilities:
Debentures	-	-	-	-	-	(286,656)	(286,656)
Convertible Debentures	-	-	-	-	-	(100,995)	(100,995)
Loans from banks and other financial institutions	(381,552)	-	(16,945)	(38,730)	(731,342)	-	(1,168,569)
Loans from non-controlling interests	(62,841)	-	-	-	-	(15,272)	(78,113)
Lease liability	(35,385)	-	-	(1,180)	(62,989)	(406)	(99,960)
Other long term payables	(1,132)	-	-	-	-	-	(1,132)
Financial liabilities through profit or loss	-	(74,996)	-	-	(2,956)	-	(77,952)
Other financial liabilities	(15,300)	-	-	-	-	-	(15,300)

	(496,210)	(74,996)	(16,945)	(39,910)	(797,287)	(403,329)	(1,828,677)

Total assets (liabilities), net	(456,965)	(90,799)	7,076	(34,192)	(787,954)	(194,792)	(1,557,626)

Disclosure of detailed information about carrying values of financial instruments which are exposed to cash flow risks in respect of interest rate changes
	As of December 31, 2022
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked credit from banks	(22)	(1,115)	22
Euribor-linked loan from banks	(873)	(43,649)	873
SOFR-linked credit from banks (1)	-	(118,373)	-

	(895)	(163,137)	895

	As of December 31, 2021
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(25)	(1,259)	25
Euribor-linked credit from banks (2)	-	(67,281)	-

	(25)	(68,540)	25

(1)	As of December 31, 2022, a project company in the USA is in the construction stage has a loan which are linked to the SOFR interest rate. Interest expenses during the construction period are capitalized to the cost of the facility, and have no impact on the Company’s results.

(2)	As of December 31, 2021, project companies in the construction stage in Spain, Kosovo and Sweden have short term loans in respect of value added tax payments which are linked to the Euribor interest rate. Interest expenses during the construction period are capitalized to the cost of the facility, and have no impact on the Company’s results.

Disclosure of interest rate swap contracts which were designated as hedging instruments

	Interest rates		Par value	Repayment date	Carrying value
Hedged contract	Original	After hedging	Thousands	Final	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	20,397 EURO 21,753 USD	31/03/2031	2,063
Loan to finance the Picasso project	3 month Euribor	1.08%	75,268 EURO 80,273 USD	31/03/2039	6,406
Loan to finance the Gecama project	6 month Euribor	0.147%	152,000 EURO 162,107 USD	30/06/2035	32,811
Loan to finance the Raaba and Meg projects	3 month Bubor	1.445%-3.7%	12,930,492 HUF 34,454 USD	31/12/2030	10,332
Loan to finance the Bjorn project	6 month Euribor	0.526%	164,485 EURO 175,423 USD	30/06/2041	37,531

Disclosure of maturity analysis for financial assets held for managing liquidity risk

	As of December 31, 2022(**)
						After
	2023	2024	2025	2026	2027	2027	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(418)	(416)	(396)	(341)	(341)	(2,766)	(4,678)
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	(35,283)	(17,690)	-	-	-	-	(52,973)
Liability in respect of put option	-	-	-	-	-	(27,794)	(27,794)
Loans from non-controlling interests	(11,624)	(10,452)	(10,547)	(9,094)	(6,264)	(51,671)	(99,652)
Debentures(*)	(23,702)	(23,139)	(41,691)	(90,830)	(57,269)	(161,622)	(398,253)
Credit and loans from banks and other financial institutions (*)	(103,366)	(129,561)	(127,133)	(127,436)	(149,380)	(1,164,056)	(1,800,932)
Lease liability	(5,846)	(7,817)	(7,367)	(7,234)	(7,182)	(68,554)	(104,000)

	(180,239)	(189,075)	(187,134)	(234,935)	(220,436)	(1,476,463)	(2,488,282)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.
(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

Disclosure of detailed information about the fair value of financial assets and financial liabilities

As of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Financial assets measured at fair value through profit or loss	33,895			33,895

Contracts in respect of forward transactions		1,493		1,493

Interest rate swaps		89,143		89,143

Non-marketable shares measured at fair value through profit or loss			42,918	42,918

Financial liabilities at fair value:

Transactions to peg electricity prices swap (CFD differences contract)		(50,255)		(50,255)

Performance-based (“earn out”) contingent consideration (“Earn Out”), see Note 7A(1)			(52,972)	(52,972)

As of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Financial assets measured at fair value through profit or loss	39,364	-	-	39,364

Contracts in respect of forward transactions	-	9,999	-	9,999

Interest rate swaps	-	7,456	-	7,456

Non-marketable shares measured at fair value through profit or loss	-	-	28,682	28,682

Financial liabilities at fair value:
Interest rate swaps	-	(2,627)	-	(2,627)

Contracts in respect of forward transactions	-	(8,831)	-	(8,831)

Transactions to peg electricity prices swap (CFD differences contract)	-	(31,352)	-	(31,352)

Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	-	-	(61,362)	(61,362)

Disclosure of reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy
	2022	2021
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as at January 1	28,682	10,115
Investment	10,824	18,760
Revaluation (*)	4,868	693
Translation differences	(1,456)	(886)
Balance as at December 31	42,918	28,682

	2022	2021
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as at January 1	(61,362)	-
Initial consolidation see Note 7A(1)	-	(59,131)
Revaluation	6,678	(2,231)
Repayment	1,712	-
Balance as at December 31	(52,972)	(61,362)

(*)	Under financing income and expenses.

Disclosure of detailed information about the financial assets and financial liabilities not measured at fair value in statement of financial position
		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2022	2021	2022	2021
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures	Level 1	388,498	408,771	364,203	442,815

Loans from banks and other financial institutions (1)	Level 3	1,200,199	355,808	908,964	411,456

Liability in respect of deferred consideration arrangement (1)	Level 3	2,750	3,123	3,602	5,219

Disclosure of detailed information about the other financial liabilities
	December 31	December 31
	2022	2021
	USD in thousands	USD in thousands
Current assets
Other financial assets
Contracts in respect of forward transactions	1,493	9,999
Non-current assets
Other financial assets
Loans to non-controlling interests	5,253	6,105
Interest rate swaps	89,143	7,456

	95,889	23,560
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	(50,255)	(16,052)
Contracts in respect of forward transactions	-	(11,550)
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”) (1)	(35,282)	(14,567)
Non-current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	-	(15,300)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,584)	(2,956)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option (1)	(45,484)	(74,996)

	(133,605)	(135,421)

(1)	For additional details, see Note 7A(1).

(2)

The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 11), as of December 31, 2022 and 2021, amounted to USD 2,750 thousand and USD 3,007 thousand, respectively.